DISCONTINUED OPERATION (Details) - USD ($)	May 07, 2025	May 06, 2025
DISCONTINUED OPERATION (Details) [Line Items]
Disposal group, including discontinued operation, selling		$ 57,450,000
Disposal group, including discontinued operation loss	$ 7,518,052
AGM HK [Member]
DISCONTINUED OPERATION (Details) [Line Items]
Equity transfer agreement, percentage		100.00%